Note 4 - Vessels, Net (Details) - Summary of Vessels - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary of Vessels [Abstract]
Balance, January 1, 2015	$ 140,389,916
Balance, January 1, 2015	(29,239,689)
Balance, January 1, 2015	111,150,227
Depreciation for the period	(5,780,952)	$ (5,825,417)
Balance, June 30, 2015	140,389,916
Balance, June 30, 2015	(35,020,641)
Balance, June 30, 2015	$ 105,369,275